DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 391,868		$ 391,868		$ 213,741	$ 2,611,125
Gain (loss) fair value of derivative liabilities	$ 76,444	$ 939,873	$ 88,551	$ 507,764	$ 828,614	$ 180,552